Bank borrowings - Maturity schedule (Details) - Bank borrowings ¥ in Millions	Mar. 31, 2026 CNY (¥)
Long-Term Debt, Fiscal Year Maturity [Abstract]
Within 1 year	¥ 28,224
Between 1 to 2 years	1,453
Between 2 to 3 years	4,849
Between 3 to 4 years	5,420
Between 4 to 5 years	26,951
Beyond 5 years	8,777
Total borrowings	¥ 75,674